Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2020
Quarterly Financial Information Disclosure [Abstract]
Summary of unaudited interim results of operations by quarter
The following is a summary of the unaudited interim results of operations by quarter for the years presented.

Twelve Months Ended September 30, 2020	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$164,824	$159,618	$149,709	$147,114
Interest expense	45,139	42,006	32,331	32,281
Net interest income	119,685	117,612	117,378	114,833
Provision (release) for credit losses	(3,750)	8,200	10,800	6,500
Other operating income (including REO gain (loss), net)	45,490	16,272	13,055	12,169
Other operating expense	82,636	79,433	75,323	78,166
Income before income taxes	86,289	46,251	44,310	42,336
Income tax expense	18,423	9,874	9,458	7,993
Net income	$67,866	$36,377	$34,852	$34,343

Basic earnings per share	$0.84	$0.49	$0.46	$0.45
Diluted earnings per share	0.84	0.49	0.46	0.45
Cash dividends paid per share	0.21	0.22	0.22	0.22

Twelve Months Ended September 30, 2019	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$162,622	$167,582	$171,826	$169,436
Interest expense	43,470	47,512	50,160	49,264
Net interest income	119,152	120,070	121,666	120,172
Provision (release) for credit losses	(500)	750	—	(1,900)
Other operating income (including REO gain (loss), net)	19,329	13,618	14,395	15,786
Other operating expense	71,672	67,967	70,898	72,526
Income before income taxes	67,309	64,971	65,163	65,332
Income tax expense	14,367	13,873	11,309	12,970
Net income	$52,942	$51,098	$53,854	$52,362

Basic earnings per share	$0.65	$0.63	$0.67	$0.66
Diluted earnings per share	0.65	0.63	0.67	0.66
Cash dividends paid per share	0.18	0.20	0.20	0.21